Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Revenue
Total revenue	$ 2,267,738	$ 21,495,678	$ 302,371	$ 17,926,269	$ 39,733,935	$ 58,688,296
Cost of sales
Total cost of sales	644,365	3,037,997	3,258	3,717,216	5,838,352	6,943,038
Gross profit	1,623,373	18,457,681	299,113	14,209,053	33,895,583	51,745,258
Operating expenses:
General and administrative	(1,129)	660,068	12,054	1,051,630	1,089,109	1,938,640
Advertising and marketing	1,873,612	17,163,099	194,679	18,525,288	34,376,380	47,164,700
Stock compensation for services				141,020	1,117,782	1,117,782
Transaction fees	75,050	1,401,892	1,416	1,159,896	1,988,718	3,201,599
Merchant fees	41,370	917,427	20,092	1,098,648	1,656,920	2,459,670
Royalty fees	18,324	472,082		398,149	704,203	1,114,403
Professional fees	91,642	272,963	14,000	1,211,759	940,945	1,647,787
Payroll and payroll taxes	859,512	258,934	17,794	2,931,357	392,605	1,306,565
Rent	37,609	41,177	11,508	123,401	121,570	205,497
Bad debt expense				232,374		1,300,855
Consulting fees, related party		6,000		10,000	38,500	43,500
Total operating expenses	2,995,990	21,193,642	271,543	26,883,522	42,426,732	61,500,998
Income (loss) from operations	(1,372,617)	(2,735,961)	27,570	(12,674,469)	(8,531,149)	(9,755,740)
Other income (expense)
Interest expense	(275,856)	(68,286)		(731,616)	(81,394)	(348,017)
Loss on debt settlement				(142,551)
Other income					57,756	57,756
Other expense	(132,000)			(162,000)
Gain on disposal of assets					28,397	28,397
Total other income (expense), net	(407,856)	(68,286)		(1,036,167)	4,759	(261,864)
Income (loss) before income taxes	(1,780,473)	(2,804,247)	27,570	(13,710,636)	(8,526,390)	(10,017,604)
Income tax provision	(48)		22,906		6,402	6,402
Gain on deconsolidation of subsidiary				241,365
Net income (loss)	$ (1,780,425)	$ (2,804,247)	$ 4,664	$ (13,469,271)	$ (8,532,792)	$ (10,024,006)
Net income (loss) per common share - basic and diluted	$ (0.45)	$ (0.74)	$ 0.00	$ (3.41)	$ (4.28)	$ (2.71)
Net loss per common share - diluted	$ (0.45)	$ (0.74)		$ (3.41)	$ (4.28)
Weighted average number of common shares	3,977,497	3,789,565	1,986,073	3,950,911	1,995,073	3,692,740
Weighted average number of common shares - diluted	3,977,497	3,789,565		3,950,911	1,995,073
Product [Member]
Revenue
Total revenue	$ 1,005,924	$ 12,114,278	$ 302,371	$ 13,852,451	$ 27,382,335	$ 40,364,955
Service [Member]
Revenue
Total revenue	1,261,814	9,378,900		4,058,818	12,344,100	18,308,341
Rentals [Member]
Revenue
Total revenue		2,500		15,000	7,500	15,000
Cost Of Sale [Member]
Cost of sales
Total cost of sales	644,365	3,037,997	3,258	3,717,216	5,837,994	6,942,680
Cost Of Sales Other [Member]
Cost of sales
Total cost of sales					$ 358	$ 358